Consolidated Statements of Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014		Dec. 31, 2013
Revenue
Services	$ 2,605.6	$ 2,785.7	[1]	$ 2,850.0	[1]
Technology	409.5	570.7	[1]	606.5	[1]
Total revenue	3,015.1	3,356.4		3,456.5
Cost of revenue:
Services	2,306.7	2,337.8	[1]	2,351.0	[1]
Technology	167.5	240.8	[1]	257.1	[1]
Cost of Revenue, Total	2,474.2	2,578.6		2,608.1
Selling, general and administrative expenses	519.6	554.1		559.4
Research and development expenses	76.4	68.8		69.5
Costs and Expenses, Total	3,070.2	3,201.5		3,237.0
Operating profit (loss)	(55.1)	154.9		219.5
Interest expense	11.9	9.2		9.9
Other income (expense), net	8.2	(0.2)		9.8
Income (loss) before income taxes	(58.8)	145.5		219.4
Provision for income taxes	44.4	86.2		99.3
Consolidated net income (loss)	(103.2)	59.3		120.1
Net income attributable to noncontrolling interests	6.7	12.6		11.6
Net income (loss) attributable to Unisys Corporation	(109.9)	46.7		108.5
Preferred stock dividends		2.7		16.2
Net income (loss) attributable to Unisys Corporation common shareholders	$ (109.9)	$ 44.0		$ 92.3
Earnings (loss) per common share attributable to Unisys Corporation
Basic	$ (2.20)	$ 0.89		$ 2.10
Diluted	$ (2.20)	$ 0.89		$ 2.08

[1]	Changed to conform to the current-year presentation. See Note 15.